Target Moderate Allocation Fund

Target Moderate Allocation Fund
Class A: PAMGX	Class M: N/A	Class Z: PDMZX
Class B: DMGBX	Class R: SPMRX
Class C: PIMGX	Class X: N/A

Summary Prospectus	September 27, 2010

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudential.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prudentialtargetmoderateallocationfund@prudentialfundsemail.com

The Fund's Prospectus and SAI, both dated September 27, 2010, and the Fund's most recent shareholder report, dated July 31, 2010, are all incorporated by reference into this Summary Prospectus.

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INVESTMENT OBJECTIVE

The investment objective of Fund is to seek to provide capital appreciation and a reasonable level of current income.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 79 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 69.
Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load)	1%	5%	1%	6%	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	$15	None	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Management fees	.75	.75	.75	.75	.75	.75	.75
+ Distribution and service (12b-1) fees	.30	1.00	1.00	1.00	.75	1.00	None
+ Other expenses	.41	.41	.41	.41	.41	.41	.41
= Total annual Fund operating expenses	1.46	2.16	2.16	2.16	1.91	2.16	1.16
- Fee waiver or expense reimbursement	(.05)	None	None	None	(.25)	None	None
= Net annual Fund operating expenses	1.41	2.16	2.16	2.16	1.66	2.16	1.16

Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$686	$982	$1,299	$2,196	$686	$982	$1,299	$2,196
Class B	719	976	1,259	2,232	219	676	1,159	2,232
Class C	319	676	1,159	2,493	219	676	1,159	2,493
Class M	819	1,076	1,359	2,315	219	676	1,159	2,315
Class R	169	576	1,008	2,212	169	576	1,008	2,212
Class X	819	1,076	1,459	2,493	219	676	1,159	2,493
Class Z	118	368	638	1,409	118	368	638	1,409

° The distributor of the Fund has contractually agreed through November 30, 2011 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2011. The decision on whether to renew, modify or terminate the waivers is subject to review by the distributor and the Fund's Board of Trustees.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 140% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

The Target Moderate Allocation Fund may be appropriate for investors looking for a balance of long-term capital growth and current income ( e.g. , investors in their 50s who are saving on a regular basis for retirement and who plan to retire in their early to mid 60s). The Fund offers a diversified approach to equities for long-term growth, but will normally maintain a substantial component of fixed-income securities to provide current income and a measure of stability.

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser and the allocations among subadvisers as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk For Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and mid-cap companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets - especially emerging markets - tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by a Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If a Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Interest Rate Risk. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Market Risk For Debt Obligations. Debt obligations are also subject to market risk, which is the possibility that the market value of an investment may move up or down and that its movement may occur quickly or unpredictably. Market risk may affect an industry, a sector or the entire market.

Credit Risk. The debt obligations in which the Fund invests are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities.

The Fund may invest in below-investment-grade securities - also known as "junk bonds"- which have a higher risk of default and tend to be less liquid than higher-rated securities. The Fund may also invest in debt obligations of foreign issuers. Investing in foreign securities presents additional risks.

Portfolio Turnover Risk. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's investment performance.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudential.com.
Annual Total Returns % (Class A Shares)[1]
Best Quarter: 2nd Quarter 2003 12.96% Worst Quarter: 4th Quarter 2008 -13.86%

1 These annual total returns do not include sales charges. The return for Class A shares from 1/1/10 - 6/30/10 was -3.30%.

Average Annual Total Returns % (as of 12-31-09)
Return Before Taxes	One Year	Five Year	Ten Years	Since Inception
Class B shares	14.77	1.14	1.88	-
Class C shares	18.64	1.27	1.87	-
Class M shares	13.82	0.99	N/A	2.24 (10/4/04)
Class R shares	20.37	1.80	N/A	3.04 (10/4/04)
Class X shares	13.77	0.88	N/A	2.27 (10/4/04)
Class Z shares	20.83	2.29	2.90	-

Class A Shares %
Return Before Taxes	14.05	0.90	2.06	-
Return After Taxes on Distributions	13.38	-0.25	1.06	-
Return After Taxes on Distributions and Sale of Fund Shares	9.44	0.58	1.43	-

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. The Fund's previous prospectus presented after-tax returns for Class B shares; after-tax returns for Class A shares are now shown for consistency with the prospectuses of the other funds in the Prudential Investments fund family. After-tax returns for other classes will vary due to differing sales charges and expenses.

Index % (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	26.47	0.42	-0.95	-
Customized Blend Index	21.07	2.95	2.60	-
Lipper Average	25.28	1.93	1.91	-

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Manager	Title	Service Date
Prudential Investments LLC	Pacific Investment Management Company LLC (PIMCO)	Chris Dialynas	Managing Director	May 2000

BUYING AND SELLING FUND SHARES

	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50

You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your financial services firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudential.com

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